Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
For the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:
Transactions with
JO
YY

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash collected by JOYY as a payment platform for Huya	2,352,528	4,081,696	1,362,489
Purchase of services by JOYY on behalf of Huya	155,249	37,408	22,622
Operation support services provided by JOYY (i)	151,216	44,523	17,455
Repayment from JOYY in relation to the payment on behalf of Huya’s employees	—	1,229	15,306
Deemed distribution to JOYY (ii)	—	—	10,119
Share-based compensation expenses related to JOYY’s Share-based Awards (Note 21(a))	10,465	5,833	1,996
Purchase of property and equipment and intangible assets from JOYY	733	6,422	294
Cash received in connection with purchasing short-term deposits together with JOYY	—	7,096	—
Cash paid to purchase short-term deposits together with JOYY	7,096	—	—
Advertising revenue from JOYY	468	1,955	—
Net increase in Parent Company investment through contributed service	164,913	—	—
Capital contribution from VIE of JOYY	100,000	—	—
Deemed contribution from JOYY (ii)	20,000	—	—
Share-based compensation expenses related to CEO’s Awards (Note 21(c))	10,170	—	—
Others	849	194	228

Transactions with Tencent

	For the year ended December 31,
	2018	2019
	RMB	RMB
Operation support services provided by Tencent ( i ii)	106,547	219,403
Purchase of copyrights for live streaming from Tencent	88,075	123,204
Payment on behalf of Tencent	—	16,127
Market promotion expenses charged by Tencent	2,174	12,777
Advertising revenue from Tencent	14,345	8,028
Cash collected by Tencent as a game operator for Huya	—	1,807
Online games revenue shared to Tencent as a game operator	—	1,028

(i)	Purchases of services from JOYY mainly consist of office rental, payment handling services and bandwidth services which are charged at market price.

(ii)
The Business was operated by JOYY until the completion of being carved out from JOYY on January 1, 2017. For the litigations of the Business related to events that took place before the completion of being carved out, any settlements that were reached ever since the completion would be borne by JOYY, representing a capital contribution to Huya for any loss or distribution from Huya for any gain, pursuant to the arrangements between JOYY and Huya.

Schedule of Amounts Due from/to Related Parties
As of December 31, 2018 and 2019, the amounts due from/to related parties are as follows:

	December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties
Tencent	6,142	41,129
JOYY	231,226	10,807
Other	1,471	—

Total	238,839	51,936

Amounts due to related parties
Tencent	33,773	78,832
Other	900	200

Total	34,673	79,032